Basis of Preparation (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of basis of preparation of financial statements [Abstract]
Schedule of Consolidated Cash Flow
To provide a consistent presentation mainly because of the disaggregation of certain items such as income taxes in some lines of consolidated cash flow in 2020, we reclassified some 2019 and 2018 figures, a summary of the impact is as follows:

	2019	2018
Original Presentation
Amortization	1,700	1,624
Income taxes paid	(4,806)	(6,182)
Acquisitions of intangible assets	(1,421)	(1,373)
Other non-current assets	12	18

Actual Presentation
Amortization	1,062	998
Amortization prepaid expenses	638	626
Other tax	404	6
Income taxes paid	(5,210)	(6,188)
Acquisitions of intangible assets	(698)	(674)
Other non-current assets	(711)	(681)